Income Taxes - Summary of Deferred Tax Expense (Benefit) Related to Items Recognized in OCI (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Remeasurement of defined benefit plans	$ 2,651,922	$ (4,760,089)	$ 4,151,600
Equity investments at fair value	8,364,109	583,892	(665,814)
Other	(30,336)	0	(35,670)
Revaluation assets	0	0	(29,922,597)
Deferred tax benefit recognized in OCI	$ 10,985,695	$ (4,176,197)	$ (26,472,481)